Income tax expense (Tables)	12 Months Ended
Dec. 31, 2021
Income tax expense
Summary of reconciliation between the Group's actual tax charge and statutory income tax rate

The reconciliation between the Group’s actual tax charge and the amount that is calculated based on the statutory income tax rate of 25% in the PRC is as follows:

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Loss before income tax	(676,034)	(3,069,043)	(502,598)
Tax credits calculated at statutory tax rate of 25%	(169,009)	(767,261)	(125,650)
Effects of preferential tax rates and different tax rates in other jurisdictions (Note (i))	37,139	18,900	51,843
Expenses not deductible for income tax purpose (Note (ii))	101,536	722,458	29,102
Super deduction of research and development expenses	(6,273)	(8,390)	(11,416)
Tax losses and deductible temporary differences for which no deferred income tax assets were recognized	36,607	34,293	56,121
Income tax expense	—	—	—

Note:

(i)	Certain Group entities in PRC have been eligible as High/New Technology Enterprises with preferential tax rate of 15% as set out in PRC EIT Law.
(ii)	These mainly include fair value loss of financial instruments with preferred rights during 2019 and 2020.